CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of Foreign Currency Risk Short Term Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash	$ 22,790	$ 24,209
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	327	1,229
Trade and other receivable	464	1,105
Trade and other payables	(2,456)	(2,821)
Total exposure	(1,665)	(487)
GBP [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	115	152
Trade and other receivable	58	63
Trade and other payables	(28)	(57)
Total exposure	145	158
SEK [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	5	9
Trade and other receivable	0	0
Trade and other payables	(11)	(1)
Total exposure	(6)	8
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	4,617	2,859
Trade and other receivable	488	3,191
Trade and other payables	(166)	(449)
Total exposure	4,939	5,601
BRL [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	1,370	776
Trade and other receivable	1,538	1,357
Trade and other payables	(629)	(529)
Total exposure	2,279	1,604
Other [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0	0
Trade and other receivable	0	0
Trade and other payables	0	0
Total exposure	$ 0	$ 0